Advances for Vessels under Construction and related costs	12 Months Ended
Dec. 31, 2018
Advances for Vessels under Construction [Abstract]
Advances for Vessels under Construction and related costs:

6.Advances for Vessels under Construction and related costs:

As of December 31, 2017 and 2018, the movement of the advances for vessels under construction and acquisitions are set forth below:

	December 31,
	2017	2018
Balance at beginning of year	$-	$31,898
Advances for vessels under construction and related costs	265,565	45,198
Vessels delivered	(233,667)	(77,096)
Balance at end of year	$31,898	$-

On January 19, 2017, in accordance with the LPG Option Agreement (Note 4), the Company acquired the first VLGC, Anderida, which was then under construction at HHI, for a purchase price of $83,500. The Company paid an amount of $21,850 of the total purchase price, by using part of the undrawn liquidity under the New Revolving Facility (Note 4). An amount of $6,500 of the total amount paid, representing the value of the time charter attached acquired, was classified in “Additional Paid-in Capital”, under the respective “Premium paid on common control transaction”. The $61,650 balance of the purchase price for the VLGC was paid in installments until the vessel’s delivery from HHI, using an amount of $37,500 under the secured credit facility dated June 22, 2017 (Note 11) and cash on hand. On June 28, 2017, the Company took delivery of the Anderida and on June 29, 2017, the vessel commenced its time charter on a fixed rate with five years firm duration to an oil major company. The charterer had options to extend the firm employment period by up to three years.

On March 10, 2017, in accordance with the LPG Option Agreement (Note 4), the Company acquired for a purchase price of $83,500 the second VLGC, Aisling, which was then under construction at HHI. The Company paid an amount of $21,850 of the total purchase price, by using part of the undrawn liquidity under the New Revolving Facility (Note 4). An amount of $6,500 of the total amount paid, representing the value of the time charter attached acquired, was classified in “Additional Paid-in Capital”, under the respective “Premium paid on common control transaction”. The $61,650 balance of the purchase price for the VLGC was paid in installments until the vessel’s delivery from HHI, using an amount of $37,500 under the secured credit facility dated June 22, 2017 (Note 11) and cash on hand. On September 7, 2017, the Company took delivery of the Aisling and on September 12, 2017, the vessel commenced its time charter on a fixed rate with five years firm duration to an oil major company. The charterer had options to extend the firm employment period by up to three years.

On April 6, 2017, in accordance with the LPG Option Agreement (Note 4), the Company acquired the remaining two VLGCs then under construction at HHI, the Mont Fort and Mont Gelé, for a purchase price of $83,500 each. The Company paid an amount of $46,700 of the total purchase price, by using part of the undrawn liquidity under the New Revolving Facility (Note 4) and cash on hand. An amount of $16,001 of the total amount paid, representing the value of the time charter attached acquired, was classified in “Additional Paid-in Capital”, under the respective “Premium paid on common control transaction”. The $120,300 balance of the total purchase price for the VLGCs was paid in installments until the vessels’ delivery from HHI, using an amount of $75,000 under the secured credit facility dated June 22, 2017 (Note 11) and cash on hand.

On January 4, 2018, the last installment, including related costs of $44,869 was released to HHI using the $37,500 under the secured credit facility dated June 22, 2017 (Note 11) and cash on hand. On October 31, 2017 and on January 4, 2018, respectively, the Company took delivery of the Mont Fort and Mont Gelé and the vessels commenced their time charters on a fixed rate with ten years firm duration to an oil major company on November 5, 2017 and on January 11, 2018, respectively.

On October 15, October 30 and November 5, 2018, the VLGCs Mont Gelé, Mont Fort and Anderida, Aisling, respectively, were delivered to their new owners according to the terms of the Memoranda of Agreement dated July 4, 2018 (Note 7) and their outstanding at that time credit facility was fully repaid along with their associated costs (Note 11).

As of December 31, 2017 and 2018 an amount of $428 and $0 relating to capitalized expenses, and $770 and $0 relating to capitalized interest and finance costs, were included in the “Advances for vessels under construction and related costs”.